Condensed Consolidated Interim Statements of Changes in Equity (unaudited) - USD ($)	Total	Number of Common Shares [Member]	Equity Reserves [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance, shares at Dec. 31, 2019		76,592,388
Balance, amount at Dec. 31, 2019	$ 53,923,000	$ 96,396,000	$ 9,391,000	$ (97,000)	$ (4,563,000)	$ (47,204,000)
Statement [Line Items]
At the market issuances, shares		5,303,745
At the market issuances, amount	3,591,000	$ 3,591,000	0	0	0	0
Exercise of warrants, shares		464,122
Exercise of warrants, amount	300,000	$ 416,000	(116,000)	0	0	0
Common shares issued for services, shares		675,145
Common shares issued for services, amount		$ 0
Issuance costs, amount	(208,000)	(208,000)	0	0	0	0
Options cancelled or expired	0		(431,000)	0	0	431,000
Share-based payments	370,000	0	370,000	0	0	0
Net loss for the period	(1,508,000)	0	0	0	0	(1,508,000)
Currency translation differences	(547,000)	$ 0	0	0	(547,000)	0
Balance, shares at Jun. 30, 2020		83,035,400
Balance, amount at Jun. 30, 2020	55,921,000	$ 100,195,000	9,214,000	(97,000)	(5,110,000)	(48,281,000)
Balance, shares at Dec. 31, 2019		76,592,388
Balance, amount at Dec. 31, 2019	53,923,000	$ 96,396,000	9,391,000	(97,000)	(4,563,000)	(47,204,000)
Balance, shares at Dec. 31, 2020		89,568,682
Balance, amount at Dec. 31, 2020	59,008,000	$ 108,303,000	9,951,000	(97,000)	(4,810,000)	(54,339,000)
Statement [Line Items]
At the market issuances, shares		10,050,000
At the market issuances, amount	18,497,000	$ 18,497,000	0	0	0	0
Exercise of warrants, shares		1,030,362
Exercise of warrants, amount	1,911,000	$ 1,911,000	0	0	0	0
Issuance costs, amount	(389,000)	(389,000)	0	0	0	0
Share-based payments	1,114,000	$ 0	1,114,000	0	0	0
Net loss for the period	(4,472,000)					(4,472,000)
Currency translation differences	1,107,000				1,107,000
Exercise of options, shares		264,000
Exercise of options, amount	237,000	$ 364,000	(127,000)	0	0	0
Balance, shares at Jun. 30, 2021		100,913,044
Balance, amount at Jun. 30, 2021	$ 77,013,000	$ 128,686,000	$ 10,938,000	$ (97,000)	$ (3,703,000)	$ (58,811,000)